Stock Options (Details 1) - Stock options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding, Beginning Balance	316,870	183,969
Number of Options, Granted	105,460	177,763
Number of Options, Exercised		(188)
Number of Options, Expired	(28,500)	(8,694)
Number of Options, Forfeitures	(26,971)	(35,980)
Number of Options, Outstanding, Ending Balance	366,859	316,870
Number of Options, Exercisable	158,120	108,536
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 30.00	$ 39.30
Weighted Average Exercise Price, Granted	7.64	25.65
Weighted Average Exercise Price, Outstanding, Ending Balance	24.87	30.00
Weighted Average Exercise Price, Exercisable	$ 29.99	$ 28.20
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 1,815	$ 14,820
Aggregate Intrinsic Value, Outstanding, Ending Balance	(116,726)	1,815
Aggregate intrinsic Value, Exercisable	$ (62,454)	$ 1,815